SCHEDULE OF INVESTMENT ACTIVITY (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Balance at the beginning of year	$ 26,171,064	$ 29,745,028
Allocated loss	(7,081,757)	(3,573,964)
Balance at the end of year	$ 19,089,307	$ 26,171,064